Aggregate Amortization Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Apr. 27, 2019	Apr. 28, 2018	Apr. 29, 2017
Goodwill and Intangible Assets Disclosure [Line Items]
Aggregate Amortization Expense	$ 412	$ 644	$ 782